Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 4,386	¥ 4,100
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	248	220
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	92	92
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	3,675	3,309
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	8	11
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	342	330
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 84,729	¥ 80,505